CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities attributable to continuing operations:
Net earnings	$ 268,586	$ 32,183	$ 292,371
Less: Loss from discontinued operations, net of tax	(21,281)	(49,483)	(29,959)
Net earnings from continuing operations	289,867	81,666	322,330
Adjustments to reconcile net earnings to net cash provided by operating activities attributable to continuing operations:
Stock-based compensation expense	188,995	130,228	144,599
Amortization of intangibles	126,839	74,215	100,732
Depreciation	68,823	55,471	41,193
Provision for credit losses	78,931	64,478	47,718
Goodwill impairment	265,146	3,318	0
Deferred income taxes	(18,356)	(49,374)	18,563
Unrealized gain on investment in MGM Resorts International	(840,550)	0	0
Losses (gains) on long-term investments in equity securities, net	41,112	(39,388)	(153,429)
(Gains) losses from the sale of businesses, net	(1,061)	6	(121,312)
Other adjustments, net	26,204	4,004	2,390
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(131,703)	(72,109)	(47,382)
Other assets	(547)	11,913	(26,590)
Accounts payable and other liabilities	6,119	52	25,720
Income taxes payable and receivable	(11,580)	4	3,981
Deferred revenue	25,140	10,851	18,478
Net cash provided by operating activities attributable to continuing operations	113,379	275,335	376,991
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(685,216)	(28,439)	(65,402)
Capital expenditures	(60,726)	(95,097)	(54,471)
Proceeds from maturities of marketable debt securities	475,000	25,000	35,000
Purchases of marketable debt securities	(649,828)		(59,671)
Net proceeds from the sale of businesses and investments	26,055	166,440	136,311
Purchases of investments	(1,152)	(253,663)	(49,180)
Decrease (increase) in notes receivable - related party	54,828	(54,828)	0
Other, net	(11,536)	(9,086)	13,170
Net cash used in investing activities attributable to continuing operations	(1,872,183)	(249,673)	(44,243)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of related-party debt	0	0	2,500
Principal payments on related-party debt	0	(2,500)	0
Debt issuance costs	(6,484)	0	(3,709)
Distributions to and purchases of noncontrolling interests	(4,280)	(24,595)	(12,496)
Cash merger consideration paid by Old IAC in connection with the MTCH Separation	837,913	0	0
Transfers from (to) Old IAC for periods prior to the MTCH Separation	1,706,479	263,281	(144,069)
Proceeds from the sale of Old IAC Class M common stock	1,408,298	0	0
Other, net	1,095	(3,795)	(1,041)
Net cash provided by (used in) financing activities attributable to continuing operations	4,202,665	127,025	(197,716)
Total cash provided by continuing operations	2,443,861	152,687	135,032
Net cash provided by (used in) operating activities attributable to discontinued operations	41,202	(23,535)	(7,556)
Net cash provided by (used in) investing activities attributable to discontinued operations	42	(172,195)	(439)
Net cash provided by (used in) financing activities attributable to discontinued operations	149,254	(2,939)	(22)
Total cash provided by (used in) discontinued operations	190,498	(198,669)	(8,017)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,019	(122)	(118)
Net increase (decrease) in cash and cash equivalents and restricted cash	2,636,378	(46,104)	126,897
Cash and cash equivalents and restricted cash at beginning of period	840,732	886,836	759,939
Cash and cash equivalents and restricted cash at end of period	3,477,110	840,732	886,836
MGM
Adjustments to reconcile net earnings to net cash provided by operating activities attributable to continuing operations:
Unrealized gain on investment in MGM Resorts International	(840,500)
Cash flows from investing activities attributable to continuing operations:
Purchases of investments	(1,019,608)	0	0
IAC/InterActiveCorp
Cash flows from financing activities attributable to continuing operations:
Withholding taxes paid on behalf of employees on net settled stock-based awards	(85,103)	0	0
Angi Inc.
Cash flows from financing activities attributable to continuing operations:
Proceeds from the issuance of ANGI Group Senior Notes	500,000	0	0
Principal payments on ANGI Group Term Loan	(27,500)	(13,750)	(13,750)
Purchase of Angi Inc. treasury stock	(63,674)	(56,905)	0
Proceeds from the exercise of Angi Inc. stock options	0	573	4,693
Withholding taxes paid on behalf of employees on net settled stock-based awards	$ (64,079)	$ (35,284)	$ (29,844)